CONTRACTS WITH CUSTOMERS (Details) - USD ($)						3 Months Ended	6 Months Ended	12 Months Ended
	Jan. 16, 2020	Sep. 20, 2019	Sep. 19, 2019	Sep. 11, 2019	Jan. 14, 2019	Jun. 30, 2020	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
CONTRACTS WITH CUSTOMERS (Details) [Line Items]
Proceeds from License Fees Received					$ 5,000,000			$ 5,000,000
Potential Licensing Fee					$ 3,000,000
Contract With Customer, Term					7 years
Deferred Revenue						$ 3,928,572	$ 3,928,572	$ 4,477,261	$ 18,895
Joint Venture, Ownership Percentage	50.00%
Deferred Revenue, Revenue Recognized						$ 178,572	$ 357,143
Sudan, Uganda, and Ethiopia [Member]
CONTRACTS WITH CUSTOMERS (Details) [Line Items]
Distribution Agreement, Term		1 year
NIGERIA
CONTRACTS WITH CUSTOMERS (Details) [Line Items]
Distribution Agreement, Term				1 year
JORDAN
CONTRACTS WITH CUSTOMERS (Details) [Line Items]
Distribution Agreement, Term			1 year
Subsequent Event [Member]
CONTRACTS WITH CUSTOMERS (Details) [Line Items]
Joint Venture, Ownership Percentage	50.00%